Operating segments - Summary of Geographical Information below Analyses the Group's Revenue by Country (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Geographical Information Below Analyses The Groups Revenue By Country [Line Items]
Revenue	₽ 1,533,835	₽ 1,901,624	₽ 3,524,244	₽ 3,580,061
Russia
Disclosure Of Geographical Information Below Analyses The Groups Revenue By Country [Line Items]
Revenue	1,408,666	1,741,814	3,231,035	3,282,887
All foreign countries
Disclosure Of Geographical Information Below Analyses The Groups Revenue By Country [Line Items]
Revenue	125,169	159,810	293,209	297,174
Belarus
Disclosure Of Geographical Information Below Analyses The Groups Revenue By Country [Line Items]
Revenue	60,284	87,038	145,688	160,140
Kazakhstan
Disclosure Of Geographical Information Below Analyses The Groups Revenue By Country [Line Items]
Revenue	52,078	56,854	118,839	106,680
Other countries
Disclosure Of Geographical Information Below Analyses The Groups Revenue By Country [Line Items]
Revenue	₽ 12,807	₽ 15,918	₽ 28,682	₽ 30,354